Property and equipment, net - Schedule of Property and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Statements
Gross carrying amount, total	¥ 880,725		¥ 760,927
Less: accumulated depreciation	(276,357)		(276,919)
Property and equipment, net	604,368	$ 86,423	484,008
Construction in progress
Statements
Gross carrying amount, total	568,883		415,430
Servers Computers and Equipment
Statements
Gross carrying amount, total	266,752		299,919
Less: accumulated depreciation	(232,536)		(234,495)
Leasehold improvements
Statements
Gross carrying amount, total	33,551		33,474
Less: accumulated depreciation	(32,594)		(31,403)
Others
Statements
Gross carrying amount, total	11,539		12,104
Less: accumulated depreciation	¥ (11,227)		¥ (11,021)